Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net

4. Property and equipment, net

Depreciation expenses for the years ended December 31, 2018, 2017 and 2016 were $0, $12 and $38, respectively.

In 2017, the Company terminated its lease facilities and accordingly wrote off its property and equipment in the amount of $52, which was recorded in the general and administrative expenses in the consolidated statements of operation.